UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number: 811-825 American Growth Fund, Inc.

(Exact name of registrant as specified in charter) 1636 Logan Street, Denver, CO 80203 (Address of principal executive offices) (Zip code) American Growth Fund, Inc.

1636 Logan Street Denver, CO 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-626-0600 Date of fiscal year end: July 31 Date of reporting period: October 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1 - Schedule of Investments

American Growth Fund Series 1
October 31, 2019
(unaudited)

		Market
Common Stocks 98.28%	Shares	Value

Diversified Co. 11.64%
Chemed Corp	4,455	$1,754,869
Honeywell International Inc.	2,291	395,725
		2,150,594

Semiconductor Cap. Equip. 9.64%
Teradyne Inc.	29,110	1,782,114
		1,782,114

Computer Software & Svcs 9.37%
Fair Isaac Corporation*	5,695	1,731,508
		1,731,508

Biotechnology 6.50%
Amgen Inc.	4,731	1,008,886
Novo Nordisk A/S	3,490	192,718
		1,201,604

Machinery 6.07%
The Middleby Corporation*	5,522	667,886
Flowserve Corporation	9,281	453,284
		1,121,170

Cable TV 5.98%
Charter Communications Inc.*	2,363	1,105,553
		1,105,553

Computer & Peripherals 5.25%
Cisco Systems Inc.	20,438	971,009
		971,009

Railroad 4.09%
Kansas City Southern	5,368	755,707
		755,707

Semiconductor 4.04%
Intel Corporation	12,569	710,525
NVIDIA Corporation	180	36,184
		746,709

Environmental 3.95%
Waste Management Inc.	6,498	$729,141
		729,141

Online Media 3.66%
Alphabet Inc.*	235	295,818
Facebook Inc.*	1,521	291,500
Tencent Holdings Ltd. ADR	2,200	89,100
		676,418

Communication Services 2.78%
AT&T Inc.	11,851	456,145
Verizon Communications Inc.	940	56,842
		512,987

Retail - Apparel & Specialty 2.70%
Alibaba Group Holding Limited A*	1,120	197,870
Amazon.com Inc.*	100	177,666
Tractor Supply Company	1,300	123,526
		499,062

Application Software 2.41%
Microsoft Corporation	3,109	445,737
		445,737

Computer Hardware 2.29%
Apple Inc.	1,704	423,887
		423,887

Chemicals 1.81%
NewMarket Corp	362	175,747
Balchem Corporation	1,575	159,406
		335,153

ETF 1.69%
KraneShares Bosera MSCI China	3,550	109,553
Ishares MSCI India	2,970	102,911
Franklin FTSE India ETF	4,400	100,610
		313,074

Aerospace & Defense 1.54%
The Boeing Company	540	183,551
Raytheon Company	480	101,861
		285,412

Transportation & Logistics 1.49%
Old Dominion Freight Line Inc.	630	$114,710
Norfolk Southern Corporation	620	112,840
J.B. Hunt Transport Services Inc.	400	47,024
		274,574

Home Improvement Stores 1.45%
Home Depot Inc. (The)	1,140	267,421
		267,421

Insurance - Property and Causality 1.41%
Selective Insurance Group Inc.	2,088	144,323
Markel Corporation*	100	117,100
		261,423

Restaurants 1.26%
Starbucks Corporation	2,748	232,371
		232,371

Travel & Leisure 1.17%
Hilton Worldwide Holdings Inc.	1,220	118,291
Marriott International	780	98,709
		217,000

Retail Store 1.17%
Dollar Tree Inc.*	1,965	216,936
		216,936

Farm & Construction Machinery 1.10%
Caterpillar Inc.	1,471	202,704
		202,704

Industrial Products 0.82%
Eaton Corporation PLC	970	84,497
Vestas Wind Systems A/S ADR	2,500	67,825
		152,322

Business Services 0.75%
Paychex, Inc.	1,651	138,090
		138,090

Residential Construction 0.61%
NVR Inc.*	31	112,734
		112,734

Drug 0.57%
Johnson & Johnson	796	105,104
		105,104

Health Care Providers 0.55%
HCA Healthcare Inc.	760	$101,490
		101,490
Health Care Plans 0.52%
UnitedHealth Group Incorporated	380	96,026
		96,026

Total Value Common Stocks (cost 7,824,312)	98.28%	$18,165,034
Cash and Receivable, less liabilities	1.72%	317,435
Total Net Assets	100%	$18,482,469

* Non-income producing security during last 12 months

Gross Unrealized appreciation on investment securities		$10,422,337
Gross Unrealized depreciation on investment securities		(81,615)
Net Unrealized depreciation on investment securities		$10,340,722
Cost of investment securities for federal income tax purposes		$7,570,736

Securities Valuations - The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used, as of October 31, 2019, in valuing the Fund's assets carried at fair value:

Equity	Level 1	Level 2	Level 3	Total
Common Stock	$18,165,034	$0	$0	$18,165,034

ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer/Principal Financial Officer has concluded, based on his evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrants internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal controls over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Growth Fund

By /s/ Timothy E. Taggart
President
Chief Financial Officer
December 12, 2019